Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
26.	SUBSEQUENT EVENT
From January to February, 2022, the Group granted

97,318,000
Class B ordinary Shares to Full Load Logistics Information Co. Ltd, which was owned by an executive of the Group. The fair value of the shares granted is
US$
0.42
~US$0.46 per share
 and vested immediately.
The total compensation expenses to be recognized are
RMB
274,758
.
The Group completed its reorganization of VIE structure to remove the businesses that are not subject to the restriction or prohibition on foreign ownership from the VIE structure on January 1, 2022. Effective on January 1, 2022, Shanghai Xiwei, Guizhou FTA and Beijing Yunmanman, which were former VIE entities, were acquired by the WFOEs at nominal prices and become WFOE’s wholly owned subsidiaries. Since this reorganization under common control does not result in any change in the beneficiary ownership immediately before and after the reorganization, it has no impact on the Company’s consolidated financial statements.

On April 14, 2022, the Group entered into a share surrender and loan repayment agreement with a shareholder and his certain affiliates. Pursuant to such agreement, the Group will settle the
US$200
million of subscription receivable from the shareholder by accepting the surrender of a certain number of Class A ordinary shares beneficially owned by such shareholder. The number of surrender shares will depend on the repayment price per share as determined based on the trading price of the Company’s ADS at the time of settlement. If the shareholder delivers the settlement notice on or prior to July 31, 2022, the repayment price per share will be equal to the price per Class A ordinary share implied by the highest closing price of the Company’s ADS during the three-trading day period starting from the trading day immediately preceding the date of the settlement notice. Otherwise, the repayment price per share will be equal to the price per Class A ordinary share during the three-trading day period starting from August 1, 2022. If the repayment price per share is lower than US$0.2717, the number of surrender shares will be 736,177,535, the total number of Class A ordinary shares beneficially owned by the shareholder. The short-fall from US$200 million will be the remaining subscription receivable.